Vessel, net (Tables)	3 Months Ended
Dec. 31, 2018
Vessel, net [Abstract]
Vessel, Net
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated depreciation	Net Book Value
Balance December 13, 2016	$—	$—	$—
— Vessel acquisition	7,549,281	—	7,549,281
—Period depreciation	—	(182,346)	(182,346)
Balance September 30, 2017	$7,549,281	$(182,346)	$7,366,935
—Yearly depreciation	—	(296,531)	(296,531)
Balance September 30, 2018	$7,549,281	$(478,877)	$7,070,404
—Period depreciation	—	(75,054)	(75,054)
Balance December 31, 2018	$7,549,281	$(553,931)	$6,995,350